Expense Example {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-12 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918